Directors’ emoluments and key management personnel remuneration - Emoluments and remuneration (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Directors And Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Directors’ emoluments	£ 3,010	£ 1,537	£ 1,026
Contributions to defined contribution pension schemes	3	2	4
Compensation for loss of office	0	0	29
Total employee benefit expenses	3,013	1,539	1,059
Highest Paid Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Short term employee benefits	542	491	290
Contributions to defined contribution pension schemes	1	1	1
Total employee benefit expenses	543	492	291
Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Short term employee benefits	1,954	1,438	615
Share-based payment charge	7,895	3,248	387
Contributions to defined contribution pension schemes	24	15	3
Total employee benefit expenses	£ 9,873	£ 4,701	£ 1,005